Information Related to All Options Exercised in Stock Option Plans (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value	103	118	17
Cash received by the Company upon exercise of options	83	198	29